9. NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
9. NOTES PAYABLE

Note Payable - related party

On February 1, 2012, the Company entered into a secured promissory note with a related party in the amount of $900,000, with an interest rate of 12% per annum, compounded monthly. The outstanding principal and interest balance of this note was fully repaid during the first quarter of 2013.

Total interest expense recognized for the three and nine months ended September 30, 2013 and 2012, and for the period from March 11, 2011 (inception) through September 30, 2013 amounted to $0, $26,761, $19,733, $70,559 and $147,480, respectively.

Note Payable - related party

On February 1, 2012, the Company entered into a secured promissory note with a related party in the amount of $900,000, with an interest rate of 12% per annum, compounded monthly. The note plus accrued unpaid interest shall become due i) on or prior to December 31, 2012 or ii) upon consummation of a Sale of the Company to acquire (a) a majority of the outstanding equity securities, or (b) all or substantially all of the Company's assets on a consolidated basis.

In addition, the Company has the right to repay a portion of the outstanding obligation without penalty or premium. The repayment amount shall be applied in the following order: (i) any expenses to be reimbursed to the related party, (ii) all unpaid interest through the date of repayment and (iii) against the principal amount. On March 5, 2012, an aggregate payment of $25,000 was made by the Company, of which $9,764 was applied to accrued interest and the remaining balance of $15,236 was applied to the principal balance. The remaining principal balance of this note amounts to $884,764 as of December 31, 2012. The remaining principal balance of the note was repaid subsequent to year end.

On December 28, 2012, the secured promissory note was extended to June 30, 2013.

Note Payable - employee

On September 30 2012, the Company received an advance of $30,000 from a related party in the form of a promissory note, with an interest rate of 15% per annum, compounded monthly. The note expired on the earlier of i) December 31, 2012 or ii) upon a significant change in the Company’s ownership (as defined in the promissory note). On December 3, 2012, the Company repaid $30,000 plus any unpaid interest.

The accrued interest payable related to the two notes payable at December 31, 2012 and 2011 was aggregated to $90,650 and $0, respectively.

Total interest expense recognized for the year ended December 31, 2012, for the period from March 11, 2011 (inception) through December 31, 2011 and for the period from March 11, 2011 (inception) through December 31, 2012 were aggregated to $105,917, $0 and $105,917, respectively.